Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares Subject to Possible Redemption
Ordinary shares subject to possible redemption, shares	23,000,000	23,000,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.44	$ 10.23
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000